Annual Operating Expenses - FidelityAssetManagerFunds-RetailComboPRO - FidelityAssetManagerFunds-RetailComboPRO - Fidelity Asset Manager 20% - Fidelity Asset Manager 20%	Nov. 29, 2024
Operating Expenses:
Management fee	0.48%	[1],[2]
Distribution and/or Service (12b-1) fees	none
Other expenses	none	[1]
Acquired fund fees and expenses	0.01%
Total annual operating expenses	0.49%

[1]	B Adjusted to reflect current fees .
[2]	A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.11% was previously charged under the services agreements.